DERIVATIVE LIABILITIES - Derivative Liabilities based on change in Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE LIABILITIES
Balance at Beginning of Year		$ 7,365,000
Derivative Liability Incurred Upon Issuance of convertible Debt		182,000
Change in Fair Value		(825,000)
Reclassed to Equity Upon Conversion of Debt		$ (6,722,000)
Extinguishment of debt	$ 0